VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Cost	$ 2,159,655	$ 1,964,852
Accumulated depreciation	(369,839)	(323,535)
Vessels and equipment, net	$ 1,789,816	$ 1,641,317